Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable
Schedule of accounts payable	Accounts payable consist of the following:

	As of December 31,
	2021	2022

	(RMB in millions)
Vendor payable	112,317	126,821
Shipping charges payable and others	28,167	33,786

Total	140,484	160,607